Income Taxes (Total Income Taxes) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Income taxes-current	¥ 238,172	¥ 267,249	¥ 218,552
Income taxes-deferred
Adjustments of deferred tax liabilities and assets for enacted changes in tax laws		15,160	25,040
Adjustments of the beginning of the year balance of a valuation allowance		(32,698)
Changes in deferred tax assets related to net operating loss carryforwards	26,669	(3,716)	(1,465)
Changes in deferred tax assets and liabilities related to property, plant and equipment and intangible assets	32,458	(5,333)	(9,351)
Other	(9,620)	(28,943)	5,291
Total income taxes-deferred	49,507	(55,530)	19,515
Other comprehensive income (loss)	7,661	(16,517)	15,238
Total income taxes	¥ 295,340	¥ 195,202	¥ 253,305